Intangible Assets - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Contractual commitments	€ 0	€ 19,482
Pre-tax discount rate	9.00%	12.20%
Cash flows beyond the five-year period growth rate	1.80%	1.00%